LAND USE RIGHT (Amortization) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land Use Rights [Line Items]
2013	$ 333,897
2014	333,897
2015	333,897
2016	333,897
2017	333,897
Over 5 years	11,956,253
Land use rights, total	13,625,738	13,807,056
Amortization expense	$ 330,244	$ 322,638	$ 259,438
Minimum [Member]
Land Use Rights [Line Items]
Amortization Period	43 years
Maximum [Member]
Land Use Rights [Line Items]
Amortization Period	50 years